Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000166150 [Member] | U S Treasury Inflation Indexed Notes 0 13 01 15 31 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
C000166150 [Member] | U S Treasury Inflation Indexed Notes 0 13 04 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
C000166150 [Member] | U S Treasury Inflation Indexed Notes 1 25 04 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
C000166150 [Member] | U S Treasury Inflation Indexed Notes 1 63 10 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
C000166150 [Member] | U S Treasury Inflation Indexed Notes 2 38 10 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
C000166150 [Member] | U S Treasury Inflation Indexed Notes 2 13 04 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
C000166150 [Member] | U S Treasury Inflation Indexed Notes 1 63 10 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
C000166150 [Member] | U S Treasury Inflation Indexed Notes 1 63 04 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
C000166150 [Member] | U S Treasury Inflation Indexed Bonds 1 25 04 15 31 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
C000166150 [Member] | U S Treasury Inflation Indexed Notes 1 13 10 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
C000166150 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[1]
C000166150 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[1]
C000166150 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[1]
C000166150 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[1]
C000166150 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[1]
C000166148 [Member] | U S Treasury Inflation Indexed Notes 0 13 01 15 31 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[2]
C000166148 [Member] | U S Treasury Inflation Indexed Notes 0 13 04 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[2]
C000166148 [Member] | U S Treasury Inflation Indexed Notes 1 25 04 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[2]
C000166148 [Member] | U S Treasury Inflation Indexed Notes 1 63 10 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[2]
C000166148 [Member] | U S Treasury Inflation Indexed Notes 2 38 10 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[2]
C000166148 [Member] | U S Treasury Inflation Indexed Notes 2 13 04 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[2]
C000166148 [Member] | U S Treasury Inflation Indexed Notes 1 63 10 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[2]
C000166148 [Member] | U S Treasury Inflation Indexed Notes 1 63 04 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[2]
C000166148 [Member] | U S Treasury Inflation Indexed Bonds 1 25 04 15 31 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[2]
C000166148 [Member] | U S Treasury Inflation Indexed Notes 1 13 10 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[2]
C000166148 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[2]
C000166148 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[2]
C000166148 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[2]
C000166148 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[2]
C000166148 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[2]
C000166149 [Member] | U S Treasury Inflation Indexed Notes 0 13 01 15 31 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[3]
C000166149 [Member] | U S Treasury Inflation Indexed Notes 0 13 04 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[3]
C000166149 [Member] | U S Treasury Inflation Indexed Notes 1 25 04 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[3]
C000166149 [Member] | U S Treasury Inflation Indexed Notes 1 63 10 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[3]
C000166149 [Member] | U S Treasury Inflation Indexed Notes 2 38 10 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[3]
C000166149 [Member] | U S Treasury Inflation Indexed Notes 2 13 04 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[3]
C000166149 [Member] | U S Treasury Inflation Indexed Notes 1 63 10 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[3]
C000166149 [Member] | U S Treasury Inflation Indexed Notes 1 63 04 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[3]
C000166149 [Member] | U S Treasury Inflation Indexed Bonds 1 25 04 15 31 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[3]
C000166149 [Member] | U S Treasury Inflation Indexed Notes 1 13 10 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[3]
C000166149 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[3]
C000166149 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[3]
C000166149 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[3]
C000166149 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[3]
C000166149 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[3]
C000195948 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4],[5]
C000195948 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[4],[5]
C000195948 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%	[4],[5]
C000195948 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%	[4],[5]
C000195948 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[4],[5]
C000195948 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[4],[6]
C000195948 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[4],[6]
C000195948 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[4],[6]
C000195948 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[4],[6]
C000195948 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[4],[6]
C000195948 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[4],[6]
C000195948 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[4],[6]
C000195948 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[4],[6]
C000195947 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7],[8]
C000195947 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[7],[8]
C000195947 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%	[7],[8]
C000195947 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%	[7],[8]
C000195947 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[7],[8]
C000195947 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[7],[9]
C000195947 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[7],[9]
C000195947 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[7],[9]
C000195947 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[7],[9]
C000195947 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[7],[9]
C000195947 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[7],[9]
C000195947 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[7],[9]
C000195947 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[7],[9]
C000201952 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[10],[11]
C000201952 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[10],[11]
C000201952 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%	[10],[11]
C000201952 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%	[10],[11]
C000201952 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[10],[11]
C000201952 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[10],[12]
C000201952 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[10],[12]
C000201952 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[10],[12]
C000201952 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[10],[12]
C000201952 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[10],[12]
C000201952 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[10],[12]
C000201952 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[10],[12]
C000201952 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[10],[12]
C000195949 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13],[14]
C000195949 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[13],[14]
C000195949 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%	[13],[14]
C000195949 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%	[13],[14]
C000195949 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[13],[14]
C000195949 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[13],[15]
C000195949 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[13],[15]
C000195949 [Member] | State [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[13],[15]
C000195949 [Member] | County City Special District School District [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[13],[15]
C000195949 [Member] | Corporate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[13],[15]
C000195949 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[13],[15]
C000195949 [Member] | Health [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[13],[15]
C000195949 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[13],[15]

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[9]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[10]	Excludes short-term securities.
[11]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[12]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[13]	Excludes short-term securities.
[14]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[15]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.